(Loss)/Earnings Per Share - Summary of Basic and Diluted Net Income (Loss) Per Common Share (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Class of Stock [Line Items]
Net income	$ 52,550,587	$ 304,101
Less: Deemed dividend on warrant inducement		(2,943,675)
Less: Undistributed earnings allocated to non-vested shares	(977,828)
Net (loss)/ income attributable to common shareholders, basic	50,517,265	(3,510,066)
Add: Undistributed earnings allocated to non-vested shares	977,828
Less: Undistributed earnings re-allocated to non-vested shares	(862,466)
Net (loss)/ income attributable to common shareholders, diluted	$ 50,817,627	$ (3,510,066)
Weighted average number of shares outstanding, basic	15,940,369	4,359,423
Weighted average number of shares outstanding, diluted	18,113,785	4,359,423
(Loss)/ Earnings per share, basic	$ 3.17	$ (0.81)
(Loss)/Earnings per share, diluted	$ 2.81	$ (0.81)
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Less: Cumulative dividends on Series Preferred Shares	$ (870,494)	$ (870,492)
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Less: Cumulative dividends on Series Preferred Shares	(185,000)
Add: Cumulative dividends on Series C Preferred Shares	$ 185,000